Advances to Suppliers, Net (Tables)	12 Months Ended
Sep. 30, 2022
Major Suppliers Abstract
Schedule of advances to suppliers and allowance for doubtful accounts
	As of September 30,
	2021	2022
Prepayment for purchase of e-bicycles materials (1)	$4,094,894	$3,576,449
Prepayment for purchase of battery packs (2)	2,953,616	6,846,200
Other	444,444	240,709
	7,492,954	10,663,358
Less: allowance for doubtful accounts	(88,416)	(134,214)
Advances to suppliers, net	$7,404,538	$10,529,144

(1)	Prepayment for purchase of e-bicycles materials is for the production of e-bicycle, among which the prepayment of top 2 suppliers is $2,528,573 as of September 30, 2022.
(2)	Prepayment for purchase of battery packs is for the production of battery packs, among which the prepayment of top 3 suppliers is $4,171,941 as of September 30, 2022.